Lease (Details Narrative) - USD ($)							1 Months Ended				9 Months Ended		12 Months Ended		24 Months Ended
	Jun. 01, 2020	Apr. 02, 2019	Apr. 01, 2019	Jan. 02, 2019	Apr. 02, 2018	Apr. 01, 2018	Jul. 31, 2020	Jun. 29, 2020	Mar. 31, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 01, 2017
Operating Leased Assets [Line Items]
Operating leases, rent expense, net											$ 127,268	$ 191,377	$ 228,881	$ 251,814
Discount rate											7.00%		7.00%
Melville [Member]
Operating Leased Assets [Line Items]
Lease expiration date											Jul. 31, 2023		Jul. 31, 2023
Operating leases, rent expense											$ 86,268		$ 86,268
Lease Term											5 years 3 months		5 years 3 months
Melville [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense											$ 897		$ 897
Lease Term													3 years 11 months
Annual base rent											$ 10,764		$ 10,764
Melville [Member]
Operating Leased Assets [Line Items]
Lease expiration date													Aug. 31, 2019
Operating leases, rent expense													$ 8,382
Warwick, RI [Member]
Operating Leased Assets [Line Items]
Lease expiration date											Jan. 31, 2020		Jan. 31, 2020
Operating leases, rent expense											$ 2,598		$ 2,529
Annual base rent											$ 31,176		$ 30,348
Warwick, RI [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lease expiration date															Jan. 31, 2019
Operating leases, rent expense															$ 2,324
Warwick, RI [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense															$ 2,460
Dallas [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense									$ 1,905
Lease Term									13 months
Systems Trading
Operating Leased Assets [Line Items]
Lease expiration date				Dec. 31, 2023	Apr. 16, 2022	Apr. 16, 2022				Jan. 01, 2023
Operating leases, rent expense										$ 10,534
Lease Term				5 years		4 years				3 years
Interest rate				6.75%	5.00%	5.00%				6.00%
Fiance leases contingent monthly rental payments				$ 29,592	$ 23,475	$ 23,475
Systems Trading | First Lease
Operating Leased Assets [Line Items]
Lease expiration date		Mar. 01, 2022	Mar. 01, 2022
Interest rate		6.70%	7.00%
Fiance leases contingent monthly rental payments		$ 1,328	$ 1,328
Systems Trading | Second Lease
Operating Leased Assets [Line Items]
Lease expiration date		Mar. 01, 2022	Mar. 01, 2022
Interest rate		7.00%	6.70%
Fiance leases contingent monthly rental payments		$ 461	$ 461
Arrow Capital Solutions | Lease
Operating Leased Assets [Line Items]
Lease expiration date	Jun. 01, 2023							Jun. 29, 2023
Operating leases, rent expense	$ 5,008						$ 4,524	$ 5,050
Lease Term	3 years						3 years	3 years
Interest rate	7.00%						7.00%	7.00%